Issued Capital and Reserves - Summary of Detailed Information of Ordinary Share Capital (Detail) - GBP (£) £ in Thousands			12 Months Ended
	Feb. 20, 2020	Feb. 11, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of classes of share capital [line items]
Beginning balance			£ 40,256	£ 32,771	£ 62,483
Issuances in the period			16,937
Ending balance			(14,971)	40,256	32,771
Beginning balance			121,684
Ending balance			161,785	121,684
Share premium [member]
Disclosure of classes of share capital [line items]
Beginning balance			121,684	118,492	118,227
Issuances in the period			18,715
Ending balance			161,785	121,684	118,492
Beginning balance			121,684	118,492	118,227
Ending balance			161,785	121,684	118,492
Aspire Capital One [member] | Share premium [member]
Disclosure of classes of share capital [line items]
Issued for public offering					150
Aspire Capital Two [member] | Share premium [member]
Disclosure of classes of share capital [line items]
Issued for public offering					13
Aspire Capital Three [Member] | Share premium [member]
Disclosure of classes of share capital [line items]
Issued for public offering					110
Transaction Costs [Member] | Share premium [member]
Disclosure of classes of share capital [line items]
Issued for public offering			(1,307)	(761)	(8)
Private Placement [member] | Share premium [member]
Disclosure of classes of share capital [line items]
Issued for public offering			15,244
Conversion of Loan Note [member] | Share premium [member]
Disclosure of classes of share capital [line items]
Issued for public offering			21,386	3,953
Conversion of Warrants [member] | Share premium [member]
Disclosure of classes of share capital [line items]
Issued for public offering			0
Ordinary shares [member]
Disclosure of classes of share capital [line items]
Beginning balance			294	214	213
Ending balance			£ 1,017	£ 294	£ 214
Ordinary shares issued and fully paid, Beginning balance			97,959,622	71,240,272	71,094,974
Ordinary shares issued and fully paid, Ending balance			338,953,141	97,959,622	71,240,272
Ordinary shares [member] | Aspire Capital One [member]
Disclosure of classes of share capital [line items]
Issued					50,076
Ordinary shares [member] | Aspire Capital Two [member]
Disclosure of classes of share capital [line items]
Issued					10,000
Ordinary shares [member] | OncoMed [member]
Disclosure of classes of share capital [line items]
Issuances in the period				£ 74
Issued				24,783,320
Ordinary shares [member] | Private Placement [member]
Disclosure of classes of share capital [line items]
Issuances in the period			£ 267
Issued			89,144,630
Ordinary shares [member] | Conversion of Loan Note [member]
Disclosure of classes of share capital [line items]
Issuances in the period			£ 375	£ 6
Issued			125,061,475	1,936,030
Ordinary shares [member] | Exercise of Share Options [member] | Aspire Capital Three [Member]
Disclosure of classes of share capital [line items]
Issuances in the period					£ 1
Issued					85,222
Ordinary shares [member] | Conversion of Warrants [member]
Disclosure of classes of share capital [line items]
Issuances in the period			£ 1
Issued			239,179
Ordinary shares [member] | Securities Purchase Agreement [Member] | Aspire Capital One [member]
Disclosure of classes of share capital [line items]
Issuances in the period		£ 34
Issued		11,432,925
Issued for public offering		£ 2,287
Ordinary shares [member] | Securities Purchase Agreement [Member] | Aspire Capital Two [member]
Disclosure of classes of share capital [line items]
Issuances in the period		£ 9
Issued		2,862,595
Issued for public offering		£ 224
Ordinary shares [member] | Securities Purchase Agreement [Member] | Boxer Capital [member]
Disclosure of classes of share capital [line items]
Issuances in the period	£ 37
Issued	12,252,715
Issued for public offering	£ 2,267